Fair Value Measurements (Tables) (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
Schedule of fair value and amortized costs of notes receivable
	December 31, 2012	September 30, 2013
Amortized cost	$8,297	$6,175
Fair market value	$8,074	$6,238

	December 31, 2011	December 31, 2012
Amortized cost	$13,535	$8,297
Fair market value	$12,765	$8,074

Schedule of fair value of assets and liabilities
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total
	Level I	Level II	Level III	at Fair Value
December 31, 2012:
Assets
Marketable securities:
Equity securities
US large cap	$40,446	$—	$—	$40,446
US mid cap	8,472	—	—	8,472
US small cap	9,224	—	—	9,224
International	22,651	—	—	22,651
Other equity	789	—	—	789
Total equity securities	81,582	—	—	81,582
Fixed income securities
US fixed income	36,047	—	—	36,047
International fixed income	5,963	—	—	5,963
Other fixed income	11	—	—	11
Total fixed income securities	42,021	—	—	42,021
Other securities
Cash & cash equivalents	4,789	—	—	4,789
Alternative investments	483	—	—	483
Annuities	2,239	—	—	2,239
Total other securities	7,511	—	—	7,511
Total marketable securities	131,114	—	—	131,114
VIE and other finance receivables, at fair market value	—	—	3,615,188	3,615,188
Notes receivable, at fair market value	—	—	8,074	8,074
Life settlement contracts, at fair market value (1)	—	—	1,724	1,724
Total Assets	$131,114	$—	$3,624,986	$3,756,100

Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	$—	$—	$3,229,591	$3,229,591
VIE derivative liabilities, at fair market value	—	121,498	—	121,498
Total Liabilities	$—	$121,498	$3,229,591	$3,351,089

September 30, 2013:
Assets
Marketable securities:
Equity securities
US large cap	$44,765	$—	$—	$44,765
US mid cap	9,125	—	—	9,125
US small cap	10,481	—	—	10,481
International	22,233	—	—	22,233
Other equity	821	—	—	821
Total equity securities	87,425	—	—	87,425
Fixed income securities
US fixed income	33,263	—	—	33,263
International fixed income	5,303	—	—	5,303
Other fixed income	30	—	—	30
Total fixed income securities	38,596	—	—	38,596
Other securities
Cash & cash equivalents	3,754	—	—	3,754
Alternative investments	645	—	—	645
Annuities	2,193	—	—	2,193
Total other securities	6,592	—	—	6,592
Total marketable securities	132,613	—	—	132,613
VIE and other finance receivables, at fair market value	—	—	3,888,893	3,888,893
Notes receivable, at fair market value	—	—	6,238	6,238
Total Assets	$132,613	$—	$3,895,131	$4,027,744

Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	$—	$—	$3,437,861	$3,437,861
VIE derivative liabilities, at fair market value	—	81,125		81,125
Total Liabilities	$—	$81,125	$3,437,861	$3,518,986

(1) Included in other assets on the Company’s condensed consolidated balance sheets.

	Quoted Prices in Active Markets for Identical Assets Level I	Significant Other Observable Inputs Level II	Significant Unobservable Inputs Level III	Total at Fair Value
December 31, 2011:

Assets
Marketable securities:
Equity securities
US large cap	$48,566	$—	$—	$48,566
US mid cap	9,385	—	—	9,385
US small cap	8,621	—	—	8,621
International	27,197	—	—	27,197
Other equity	1,740	—	—	1,740
Total equity securities	95,509	—	—	95,509
Fixed income securities
US fixed income	41,929	—	—	41,929
International fixed income	8,200	—	—	8,200
Other fixed income	44	—	—	44
Total fixed income securities	50,173	—	—	50,173
Other securities
Cash & cash equivalents	6,705	—	—	6,705
Alternative investments	1,645	—	—	1,645
Annuities	2,281	—	—	2,281
Total other securities	10,631	—	—	10,631
Total marketable securities	156,313	—	—	156,313
VIE and other finance receivables, at fair market value	—	—	3,041,090	3,041,090
Notes receivable, at fair market value	—	—	12,765	12,765
Life settlement contracts, at fair market value (1)	—	—	6,214	6,214
Total Assets	$156,313	$—	$3,060,069	$3,216,382
Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	$—	$—	$2,663,873	$2,663,873
VIE derivative liabilities, at fair market value	—	130,450	—	130,450
Total Liabilities	$—	$130,450	$2,663,873	$2,794,323

(1)              Included in other assets on the Company’s consolidated balance sheets.

	Quoted Prices in Active Markets for Identical Assets Level I	Significant Other Observable Inputs Level II	Significant Unobservable Inputs Level III	Total at Fair Value
December 31, 2012:
Assets
Marketable securities:
Equity securities
US large cap	$40,446	$—	$—	$40,446
US mid cap	8,472	—	—	8,472
US small cap	9,224	—	—	9,224
International	22,651	—	—	22,651
Other equity	789	—	—	789
Total equity securities	81,582	—	—	81,582
Fixed income securities
US fixed income	36,047	—	—	36,047
International fixed income	5,963	—	—	5,963
Other fixed income	11	—	—	11
Total fixed income securities	42,021	—	—	42,021
Other securities
Cash & cash equivalents	4,789	—	—	4,789
Alternative investments	483	—	—	483
Annuities	2,239	—	—	2,239
Total other securities	7,511	—	—	7,511
Total marketable securities	131,114	—	—	131,114
VIE and other finance receivables, at fair market value	—	—	3,615,188	3,615,188
Notes receivable, at fair market value	—	—	8,074	8,074
Life settlement contracts, at fair market value (1)	—	—	1,724	1,724
Total Assets	$131,114	$—	$3,624,986	$3,756,100
Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	$—	$—	$3,229,591	$3,229,591
VIE derivative liabilities, at fair market value	—	121,498	—	121,498
Total Liabilities	$—	$121,498	$3,229,591	$3,351,089

(1)              Included in other assets on the Company’s consolidated balance sheets.

Schedule of the Company's quantitative information about Level 3 fair value measurements

December 31, 2012:	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Avg)
Assets
VIE and other finance receivables, at fair market value	$3,615,188	Discounted cash flow	Discount rate	2.68% - 12.52% (3.99%)
Notes receivable, at fair market value	8,074	Discounted cash flow	Discount rate	9.78% (9.78%)
Life settlement contracts, at fair market value	1,724	Model actuarial pricing	Life expectancy Discount rate	16 to 260 months (147) 18.50% (18.50%)
Total Assets	$3,624,986

Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	$3,229,591	Discounted cash flow	Discount rate	0.53% - 12.38% (3.43%)
Total Liabilities	$3,229,591

September 30, 2013:	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Avg)
Assets
VIE and other finance receivables, at fair market value	$3,888,893	Discounted cash flow	Discount rate	2.59% - 12.98% (3.99%)
Notes receivable, at fair market value	6,238	Discounted cash flow	Discount rate	7.71% (7.71%)
Life settlement contracts, at fair market value	—	Model actuarial pricing	Life expectancy Discount rate	7 to 251 months (140) 18.50% (18.50%)
Total Assets	$3,895,131

Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	$3,437,861	Discounted cash flow	Discount rate	0.74% - 12.67% (3.60%)
Total Liabilities	$3,437,861

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Avg)
December 31, 2011:
Assets
VIE and other finance receivables, at fair market value	3,041,090	Discounted cash flow	Discount rate	3.50% - 12.26% (5.01%)
Notes receivable, at fair market value	12,765	Discounted cash flow	Discount rate	10.80% (10.80%)
Life settlement contracts, at fair market value	6,214	Model actuarial pricing	Life expectancy Discount rate	19 to 270 months (141) 18.50% (18.50%)
Total Assets	3,060,069
Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	2,663,873	Discounted cash flow	Discount rate	1.27% - 11.66% (4.41%)
Total Liabilities	2,663,873
	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Avg)
December 31, 2012:
Assets
VIE and other finance receivables, at fair market value	3,615,188	Discounted cash flow	Discount rate	2.68% - 12.52% (3.99%)
Notes receivable, at fair market value	8,074	Discounted cash flow	Discount rate	9.78% (9.78%)
Life settlement contracts, at fair market value	1,724	Model actuarial pricing	Life expectancy Discount rate	16 to 260 months (147) 18.50% (18.50%)
Total Assets	3,624,986
Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	3,229,591	Discounted cash flow	Discount rate	0.53% - 12.38% (3.43%)
Total Liabilities	3,229,591

Schedule of changes in assets measured at fair value using significant unobservable inputs (Level 3)
	VIE and other finance receivables, at fair market value	Life settlement contracts, at fair market value	Notes receivable, at fair market value	Total
Balance at December 31, 2011	$3,041,090	$6,214	$12,765	$3,060,069

Total gains (losses):
Included in earnings / losses	346,746	(517)	—	346,229
Included in other comprehensive gain	—	—	279	279
Purchases	259,005	—	—	259,005
Premiums paid	—	935	—	935
Sales	(447)	(3,917)	—	(4,364)
Lapsed policies	—	—	—	—
Interest accreted	111,798	—	—	111,798
Payments received	(303,721)	—	(3,453)	(307,174)
Maturities	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—
Balance at September 30, 2012	$3,454,471	$2,715	$9,591	$3,466,777
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at:
September 30, 2012	$346,155	$(132)	$—	$346,023

Balance at December 31, 2012	$3,615,188	$1,724	$8,074	$3,624,986

Total gains (losses):
Included in earnings / losses	197,429	(22)	—	197,407
Included in other comprehensive gain	—	—	502	502
Purchases	300,452	—	—	300,452
Premiums paid	—	241	—	241
Sales	—	—	—	—
Lapsed policies	—	—	—	—
Interest accreted	107,784	—	—	107,784
Payments received	(322,345)	—	(2,338)	(324,683)
Maturities	—	(51)	—	(51)
Asset distribution	(9,615)	(1,892)	—	(11,507)
Transfers in and/or out of Level 3	—	—	—	—
Balance at September 30, 2013	$3,888,893	$—	$6,238	$3,895,131
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at:
September 30, 2013	$197,429	$31	$—	$197,460

	VIE and other finance receivables, at fair market value	Life settlement contracts, at fair market value	Notes receivable, at fair market value	Total
Balance at December 31, 2010	$1,644,763	$88	$18,060	$1,662,911
Total gains (losses):
Included in earnings / losses	270,101	(1,091)	—	269,010
Included in other comprehensive gain	—	—	3	3
Purchases relating to the acquisition of OAC	1,017,009	7,055	—	1,024,064
Purchases	286,039	28	—	286,067
Premiums paid	—	1,974	—	1,974
Sales	(237)	(1,781)	—	(2,018)
Interest accreted	125,496	—	—	125,496
Payments received	(302,081)	—	(5,298)	(307,379)
Maturities	—	(59)	—	(59)
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2011	$3,041,090	$6,214	$12,765	$3,060,069
Total gains (losses):
Included in earnings / losses	484,469	(1,757)	—	482,712
Included in other comprehensive gain	—	—	1	1
Purchases	355,916	—	—	355,916
Premiums paid	—	1,431	—	1,431
Sales	(1,778)	(4,148)	—	(5,926)
Lapsed policies	—	(16)	—	(16)
Interest accreted	149,292	—	—	149,292
Payments received	(413,801)	—	(4,692)	(418,493)
Maturities	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2012	$3,615,188	$1,724	$8,074	$3,624,986
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at:
December 31, 2011	$270,385	$(817)	$—	$269,568
December 31, 2012	$483,878	$(1,370)	$—	$482,508

Schedule of changes in liabilities measured at fair value using significant unobservable inputs (Level 3)
VIE long-term debt issued by securitizations and permanent financing trusts
Balance at December 31, 2011	$2,663,873
Total (gains) losses:
Included in earnings / losses	157,998
Issuances	400,881
Interest accreted	(25,207)
Repayments	(169,693)
Transfers in and/or out of Level 3	—
Balance at September 30, 2012	$3,027,852

The amount of total (gains) losses for the period included in earnings attributable to the change in unrealized gains or losses relating to long- term debt still held at:
September 30, 2012	$157,998

Balance at December 31, 2012	$3,229,591
Total (gains) losses:
Included in earnings / losses	23,769
Issuances	406,240
Interest accreted	(35,863)
Repayments	(185,876)
Transfers in and/or out of Level 3	—
Balance at September 30, 2013	$3,437,861

The amount of total (gains) losses for the period included in earnings attributable to the change in unrealized gains or losses relating to long- term debt still held at:
September 30, 2013	$23,769

VIE long-term debt issued by securitizations and permanent financing trusts
Balance at December 31, 2010	$1,458,947
Total (gains) losses:
Included in earnings / losses	100,952
Assumed long-term debt relating to the acquisition of OAC	842,103
Issuances	441,072
Interest accreted	(4,412)
Repayments	(174,789)
Transfers in and/or out of Level 3	—
Balance at December 31, 2011	$2,663,873
Total (gains) losses:
Included in earnings / losses	222,634
Issuances	607,468
Interest accreted	(35,576)
Repayments	(228,808)
Transfers in and/or out of Level 3	—
Balance at December 31, 2012	$3,229,591
The amount of total (gains) losses for the period included in earnings attributable to the change in unrealized gains or losses relating to long-term debt still held at:
December 31, 2011	$100,952
December 31, 2012	$222,634

Schedule of realized and unrealized gains and losses included in earnings in the accompanying consolidated statements of operations
	VIE and other finance receivables and long- term debt	Life settlement contracts income

Total gains (losses) included in earnings in the three months ended September 30, 2012	$57,142	$183

Change in unrealized gains (losses) in the three months ended September 30, 2012 relating to assets still held at the reporting date	$57,142	$183

Total gains (losses) included in earnings in the three months ended September 30, 2013	$46,020	$51

Change in unrealized gains (losses) in the three months ended September 30, 2013 relating to assets still held at the reporting date	$46,020	$51

Total gains (losses) included in earnings in the nine months ended September 30, 2012	$188,748	$(517)

Change in unrealized gains (losses) in the nine months ended September 30, 2012 relating to assets still held at the reporting date	$188,157	$(132)

Total gains (losses) included in earnings in the nine months ended September 30, 2013	$173,660	$(22)

Change in unrealized gains (losses) in the nine months ended September 30, 2013 relating to assets still held at the reporting date	$173,660	$31

	VIE and other finance receivables and long-term debt	Life settlement contracts income
Total gains (losses) included in earnings in 2011	$169,149	$(1,091)

2011 change in unrealized gains (losses) relating to assets still held at the reporting date	$169,433	$(817)

Total gains (losses) included in earnings in 2012	$261,835	$(1,757)

2012 change in unrealized gains (losses) relating to assets still held at the reporting date	$261,244	$(1,370)

Schedule of estimated fair values of financial instruments

	December 31,		September 30,
	2012		2013
	Estimated		Estimated
	Fair	Carrying	Fair	Carrying
	Value	Amount	Value	Amount
Financial assets
Marketable securities	$131,114	$131,114	$132,613	$132,613
VIE and other finance receivables, at fair market value	3,615,188	3,615,188	3,888,893	3,888,893
VIE and other finance receivables, net of allowance for losses (1)	145,155	150,353	127,413	133,505
Life settlement contracts, at fair market value	1,724	1,724	—	—
Notes receivable, at fair market value	8,074	8,074	6,238	6,238
Notes receivable, due from affiliate (1)	5,243	5,243	—	—
Other receivables, net of allowance for losses (1)	13,146	13,146	14,269	14,269

Financial liabilities
VIE derivative liabilities, at fair market value	121,498	121,498	81,125	81,125
VIE borrowings under revolving credit facilities and other similar borrowings (1)	28,198	27,380	50,655	49,168
VIE long-term debt (1)	158,801	162,799	149,954	154,020
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	3,229,591	3,229,591	3,437,861	3,437,861
Installment obligations payable (1)	131,114	131,114	132,613	132,613
Term loan payable (1)	142,441	142,441	556,422	556,422

(1) These represent financial instruments not recorded in the condensed consolidated balance sheets at fair value.  Such financial instruments would be classified as Level 3 within the fair value hierarchy.

	December 31, 2011		December 31, 2012
	Estimated Fair Value	Carrying Amount	Estimated Fair Value	Carrying Amount
Financial assets
Marketable securities	$156,313	$156,313	$131,114	$131,114
VIE and other finance receivables, at fair market value	3,041,090	3,041,090	3,615,188	3,615,188
VIE and other finance receivables, net of allowance for losses (1)	168,092	157,560	145,155	150,353
Life settlement contracts, at fair market value	6,214	6,214	1,724	1,724
Notes receivable, at fair market value	12,765	12,765	8,074	8,074
Notes receivable, due from affiliate (1)	—	—	5,243	5,243
Other receivables, net of allowance for losses (1)	10,348	11,353	13,146	13,146

Financial liabilities
VIE derivative liabilities, at fair market value	130,450	130,450	121,498	121,498
VIE borrowings under revolving credit facilities and other similar borrowings (1)	90,839	82,404	28,198	27,380
VIE long-term debt (1)	163,766	164,616	158,801	162,799
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	2,663,873	2,663,873	3,229,591	3,229,591
Installment obligations payable (1)	156,313	156,313	131,114	131,114
Term loan payable (1)	171,519	171,519	142,441	142,441

(1)	These represent financial instruments not recorded in the consolidated balance sheets at fair value. Such financial instruments would be classified as Level 3 within the fair value hierarchy.